UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811-06477

Exact name of registrant as specified in charter:		SM&R INVESTMENTS, INC.

Address or principal executive offices:		2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:		Securities Management and Research, Inc.
		P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:		1-800-231-4639

Date of fiscal year end:		8/31

Date of reporting period:		11/30/2006

Item 1. Schedule of Investments

SM&R ALGER TECHNOLOGY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2006			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
Internet & Catalog Retail --		3.80%
eBay Inc. *				1,660		$ 53,701

Media --		12.19%
CKX, Inc. *				2,220		27,128
DreamWorks Animation SKG, Inc. *				150		4,384
Focus Media Holding Ltd. ADR *				545		38,842
Sirius Satellite Radio Inc. *				7,080		30,161
Walt Disney Co. (The)				1,240		40,982
XM Satellite Radio Holdings Inc. (Class A) *				2,135		30,829
						172,326

			TOTAL CONSUMER DISCRETIONARY --	15.99%		226,027

HEALTH CARE --
Medical Technology --		2.23%
Allscripts Healthcare Solutions, Inc. *				1,130		31,550

			TOTAL HEALTH CARE --	2.23%		31,550

INDUSTRIALS --
Business Services --		2.18%
TeleTech Holdings, Inc. *				1,365		30,822

Commercial Services & Supplies --		4.45%
Net 1 UEPS Technologies, Inc. *				1,200		28,776
Traffic.com, Inc. *				4,200		34,146
						62,922

			TOTAL INDUSTRIALS --	6.63%		93,744

INFORMATION TECHNOLOGY --
Communications --		2.26%
Research in Motion Ltd. *				230		31,931

Communications Equipment --		10.00%
Cisco Systems, Inc. *				1,840		49,459
Corning Inc. *				1,105		23,824
Motorola, Inc.				785		17,403
SONY Corp.				1,285		50,642
						141,328
Computers Related Business Services --		9.41%
Apple Computer, Inc. *				580		53,174
EMC Corp.				4,425		58,012
Network Appliance, Inc. *				555		21,762
						132,948
Computer Software --		6.49%
NVIDIA Corp. *				390		14,426
Parametric Technology Corp. *				665		12,874
Symantec Corp. *				1,735		36,782
TIBCO Software Inc. *				1,415		13,174
VeriFone Holdings, Inc. *				430		14,517
						91,773
Information Technology Services --		3.65%
SI International Inc. *				795		27,372
SRA International, Inc. *				830		24,219
						51,591

Internet Software & Services --		14.31%
DealerTrack Holdings Inc. *				1,675		45,778
Google Inc. (Class A) *				100		48,492
Omniture, Inc. *				3,205		36,120
WebEx Communications, Inc. *				545		19,565
WebSideStory, Inc. *				940		11,111
Yahoo! Inc. *				1,525		41,160
						202,226
Semiconductor & Semiconductor Equipment --		2.27%
Tessera Technologies Inc. *				845		32,000

Semiconductors --		4.11%
Marvell Technology Group Ltd. *				1490		30,754
Microsemi Corp. *				1325		27,361
						58,115
Semiconductors Capital Equipment --		2.84%
SiRF Technology Holdings, Inc. *				1,315		40,186

Software --		17.41%
Adobe Systems Inc. *				735		29,496
BEA Systems, Inc. *				1,525		20,999
Electronic Arts Inc. *				340		18,989
Microsoft Corp.				1,705		50,008
Oracle Corp. *				2,320		44,150
Quality Systems, Inc. *				705		26,938
Quest Software, Inc. *				1,675		23,969
Synchronoss Technologies, Inc. *				2,105		31,491
						246,040

			TOTAL INFORMATION TECHNOLOGY --	72.75%		1,028,138

			TOTAL COMMON STOCK --	97.60%		1,379,459
				(Cost $1,134,619)

MONEY MARKET FUND			2.55%
SM&R Money Market Fund, 4.76% (a)				36,095		36,095

			TOTAL MONEY MARKET FUND --	2.55%
				(Cost $36,095)		36,095

			TOTAL INVESTMENTS --	100.15%
				(Cost $1,170,714)		1,415,554

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.15)%		(2,184)

			NET ASSETS --	100.00%		$ 1,413,370

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Technology Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R ALGER AGGRESSIVE GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2006			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
Apparel --		0.71%
Polo Ralph Lauren Corp.				270		$ 21,114

Hotels, Restaurants & Leisure --		0.52%
MGM MIRAGE *				285		15,324

Internet & Catalog Retail --		0.85%
eBay Inc. *				785		25,395

Media --		4.43%
DreamWorks Animation SKG, Inc. *				1,235		36,099
Focus Media Holding Ltd. ADR *				1,340		95,502
						131,601
Multi-line Retail --		1.01%
Federated Department Stores, Inc.				715		30,094

Retailing --		2.76%
Circuit City Stores, Inc.				1,080		26,957
CVS Corp.				1,920		55,238
						82,195
Specialty Retail --		2.90%
Abercrombie & Fitch Co. (Class A)				395		26,638
Best Buy Co., Inc.				305		16,766
CarMax, Inc. *				325		14,996
GameStop Corp. (Class A) *				495		27,745
						86,145
Textiles & Apparel --		0.18%
Iconix Brand Group, Inc. *				300		5,397

			TOTAL CONSUMER DISCRETIONARY --	13.36%		397,265

CONSUMER STAPLES --
Household Products --		1.27%
Procter & Gamble Co. (The)				600		37,674

Tobacco --		3.26%
Altria Group, Inc.				1,150		96,841

			TOTAL CONSUMER STAPLES --	4.53%		134,515

ENERGY --
Energy & Energy Services --		0.72%
Diamond Offshore Drilling, Inc.				195		15,136
First Solar, Inc. *				220		6,226
						21,362
Energy Equipment & Services --
Cameron International Corp. *		3.66%		770		41,826
National-Oilwell Varco Inc. *				420		27,934
Suntech Power Holdings Co., Ltd. *				450		13,469
Transocean Inc. *				330		25,724
						108,953

Oil & Gas --		5.96%
Denbury Resources Inc. *				95		2,788
Petrobank Energy and Resources Ltd. *				4,340		70,383
Sunoco, Inc.				1,525		103,944
						177,115

			TOTAL ENERGY --	10.34%		307,430

FINANCIALS --
Capital Markets --		1.31%
Bear Stearns Companies (The) Inc.				110		16,773
Lazard Ltd. (Class A)				485		22,029
						38,802

Commercial Banks --		0.81%
Bank of America Corp.				450		24,232

Diversified Financials --		1.35%
Chicago Mercantile Exchange Holdings Inc.				75		40,170

Financial Services --		0.28%
IntercontinentalExchange Inc. *				85		8,351

Insurance --		1.03%
Genworth Financial Inc. (Class A)				580		19,024
Hartford Financial Services Group (The), Inc.				135		11,578
						30,602

			TOTAL FINANCIALS --	4.78%		142,157

HEALTH CARE --
Biotechnology --		3.26%
Alexion Pharmaceuticals, Inc. *				175		7,574
Amgen Inc. *				775		55,025
Shire PLC ADR				320		19,392
United Therapeutics Corp. *				255		14,846
						96,837
Health Care --		0.53%
Humana Inc. *				290		15,689

Health Care Equipment & Supplies --		1.49%
Hologic, Inc. *				505		25,265
Kyphon Inc. *				565		19,080
						44,345
Health Care Providers & Services --		2.68%
Aetna Inc.				505		20,861
Health Net Inc. *				395		18,225
Medco Health Solutions, Inc. *				505		25,356
UnitedHealth Group Inc.				315		15,460
						79,902
Medical Services --		0.80%
Ventana Medical Systems, Inc. *				565		23,781

Pharmaceuticals --		4.37%
Abbott Laboratories				295		13,764
Adams Respiratory Therapeutics, Inc. *				1,140		44,882
New River Pharmaceuticals Inc. *				520		25,522
Salix Pharmaceuticals, Ltd. *				1,430		20,092
Schering-Plough Corp.				1,160		25,532
						129,792

			TOTAL HEALTH CARE --	13.13%		390,346

INDUSTRIALS --
Aerospace --		0.99%
BE Aerospace, Inc. *				1,115		29,224

Aerospace & Defense --		3.90%
Armor Holdings, Inc.				1,285		72,667
Boeing Co. (The)				160		14,165
L-3 Communications Holdings, Inc.				355		29,199
						116,031
Air Freight & Logistics --		0.68%
FedEx Corp.				175		20,200

Commercial Services & Supplies --		0.43%
Net 1 UEPS Technologies, Inc. *				530		12,709

Construction & Engineering --		1.26%
McDermott International, Inc. *				720		37,498

Electrical Equipment --		0.78%
AMETEK, Inc.				713		23,235

Industrial Conglomerates --		3.39%
Textron Inc.				1,035		100,861

Machinery --		1.89%
Terex Corp. *				1,005		56,300

Transportation --		0.87%
Burlington Northern Santa Fe Corp.				345		25,930

			TOTAL INDUSTRIALS --	14.19%		421,988

INFORMATION TECHNOLOGY --
Communications --		0.77%
Sprint Nextel Corp.				1,170		22,827

Communications Equipment --		4.44%
Cisco Systems, Inc. *				1,650		44,352
Comverse Technology, Inc. *				745		14,542
Corning Inc. *				1,540		33,202
Level 3 Communications, Inc. *				2,790		14,899
Motorola, Inc.				325		7,205
Sonus Networks, Inc. *				2,820		17,709
						131,909
Computer Software --		2.59%
NAVTEQ Corp. *				325		11,625
Symantec Corp. *				1,945		41,234
VeriFone Holdings, Inc. *				715		24,138
						76,997
Computers & Peripherals --		1.74%
NCR Corp. *				695		29,822
Seagate Technology				855		22,025
						51,847
Computer Related & Business Services --		6.91%
EMC Corp				1,130		14,814
Hewlett-Packard Co.				965		38,079
MEMC Electronic Materials, Inc. *				3,830		152,434
						205,327

Internet Software & Services --		4.07%
DealerTrack Holdings Inc. *				1,417		38,727
Google Inc. (Class A) *				85		41,218
Yahoo! Inc. *				1,525		41,160
						121,105
Semiconductor & Semiconductor Equipment --		3.65%
Atheros Communications *				1,675		38,089
FormFactor Inc. *				350		13,076
Tessera Technologies Inc. *				925		35,030
Trident Microsystems, Inc. *				1,060		22,239
						108,434
Semiconductors --		1.18%
Microsemi Corp. *				1,700		35,105

Software --		2.06%
Microsoft Corp.				1,425		41,795
Synchronoss Technologies, Inc. *				780		11,669
THQ Inc. *				240		7,812
						61,276

			TOTAL INFORMATION TECHNOLOGY --	27.41%		814,827

MATERIALS --
Chemicals --		0.55%
Zoltec Companies, Inc. *				720		16,164

Metals --		0.92%
SXR Uranium One, Inc. *				2,130		27,418

Metals & Mining --		3.16%
Breakwater Resources, Ltd. *				17,195		28,372
Cameco Corp. *				685		26,044
Yamaha Gold Inc.				3,075		39,483
						93,899

			TOTAL MATERIALS --	4.63%		137,481

TELECOMMUNICATION SERVICES --
Wireless Telecommunication Services --		6.93%
America Movil S.A. de C.V. (Series L) ADR				390		17,343
American Tower Corp. (Class A) *				2,933		111,073
NII Holdings Inc. *				1,195		77,591
						206,007

			TOTAL TELECOMMUNICATION SERVICES --	6.93%		206,007

UTILITIES --
Multi-Utilities & Unregulated Power --		0.98%
Veolia Environnement ADR				440		29,247

			TOTAL UTILITIES --	0.98%		29,247

			TOTAL COMMON STOCK --	100.28%
				(Cost $2,689,133)		2,981,263
MONEY MARKET FUND		1.20%
SM&R Money Market Fund, 4.76% (a)				35,693		35,693

			TOTAL MONEY MARKET FUND --	1.20%
				(Cost $35,693)		35,693

			TOTAL INVESTMENTS --	101.48%
				(Cost $2,724,826)		3,016,956

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(1.48)%		(43,981)

			NET ASSETS --	100.00%		$ 2,972,975

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R ALGER SMALL-CAP FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2006			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
Apparel --		0.72%
Gymboree Corp. (The) *				695		$ 27,661

Auto Components --
LKQ Corp. *		2.18%		1,930		44,178
Tenneco Inc. *				1,670		39,379
						83,557
Hotels, Restaurants & Leisure --		1.10%
McCormick & Schmick's Seafood Restaurants, Inc. *				1,675		42,009

Internet & Catalog Retail --		2.26%
Coldwater Creek Inc. *				1,430		35,964
Priceline.com Inc. *				1,280		50,547
						86,511
Leisure & Entertainment --		1.09%
WMS Industries Inc. *				1,195		41,562

Leisure Equipment & Services --		1.07%
LIFE TIME FITNESS, Inc. *				835		41,174

Media --		3.02%
Focus Media Holding Ltd. ADR *				495		35,279
NeuStar, Inc. (Class A) *				1,380		45,885
World Wresting Entertainment, Inc.				2,160		34,430
						115,594
Restaurants & Lodging --		0.87%
Orient-Express Hotels Ltd.				780		33,392

Retailing --		1.33%
Phillips-Van Heusen Corp.				1,030		50,810

Specialty Retail --		1.35%
Aeropostale, Inc. *				995		30,089
DSW, Inc. (Class A) *				565		21,639
						51,728
Textiles, Apparel & Luxury Goods --		1.81%
Deckers Outdoor Corp. *				515		28,737
Iconix Brand Group, Inc. *				2,265		40,747
						69,484

			TOTAL CONSUMER DISCRETIONARY --	16.80%		643,482

CONSUMER STAPLES --
Food Products --		1.26%
Hain Celestial Group (The) Inc. *				1,610		48,364

			TOTAL CONSUMER STAPLES --	1.26%		48,364

ENERGY --
Building & Construction --		0.75%
North American Energy Partners Inc. *				1,695		28,849

Energy & Energy Services --		2.05%
Dril-Quip, Inc. *				1,205		51,008
Horizon Offshore Inc. *				450		7,470
Veritas DGC Inc. *				255		19,933
						78,411
Oil & Gas --		4.94%
Carrizo Oil & Gas, Inc. *				1,065		35,464
Holly Corp.				580		31,326
Mariner Energy Inc. *				1,585		33,206
Massey Energy Co.				780		21,466
Petrobank Energy & Resources Ltd. *				2,305		37,381
Warren Resources Inc. *				2,285		30,550
						189,393

			TOTAL ENERGY --	7.74%		296,653

FINANCIALS --
Capital Markets --		1.79%
Cohen & Steers, Inc.				580		22,011
Greenhill & Co., Inc.				670		46,706
						68,717

Commercial Banks --		2.78%
Boston Private Financial Holdings, Inc.				1,325		35,974
Signature Bank *				1,215		39,074
Wintrust Financial Corp.				660		31,429
						106,477
Financial Services --		2.55%
GFI Group Inc. *				550		31,108
International Securities Exchange Holdings, Inc.				575		30,579
WNS Holdings Ltd. ADR *				1,060		35,934
						97,621
Insurance --		1.84%
First Mercury Financial Corp. *				1,345		28,366
Ohio Casualty Corp.				1,435		41,916
						70,282
Real Estate Management --		1.01%
Jones Lang LaSalle Inc.				425		38,675

			TOTAL FINANCIALS --	9.97%		381,772

HEALTH CARE --
Biotechnology --		7.05%
Alexion Pharmaceuticals, Inc. *				445		19,260
Cubist Pharmaceuticals, Inc. *				610		12,420
Human Genome Sciences, Inc. *				2,860		35,807
Illumina, Inc. *				850		32,750
Indevus Pharmaceuticals, Inc. *				2,795		21,074
InterMune, Inc. *				1,410		30,174
Keryx Biopharmaceuticals, Inc. *				1,690		23,322
Onyx Pharmaceuticals, Inc. *				1,060		18,550
Regeneron Pharmaceuticals, Inc. *				1,625		34,954
United Therapeutics Corp. *				715		41,627
						269,938
Health Care Equipment & Supplies --		2.23%
ArthroCare Corp. *				1,020		42,503
Hologic, Inc. *				855		42,776
						85,279
Health Care Providers & Services --		5.96%
Gentiva Health Services, Inc. *				2,635		42,265
PAREXEL International Corp. *				1,507		41,849
Psychiatric Solutions, Inc. *				1,280		46,579
Sierra Health Services, Inc. *				1,155		40,483
VCA Antech, Inc. *				565		18,216
WellCare Health Plans Inc. *				600		38,742
						228,134
Medical Services --		1.07%
Ventana Medical Systems, Inc. *				975		41,038

Medical Technology --		1.25%
Allscripts Healthcare Solutions, Inc. *				1,720		48,022

Pharmaceuticals --		2.12%
Adams Respiratory Therapeutics, Inc. *				1,130		44,488
POZEN Inc. *				2,245		36,885
						81,373

			TOTAL HEALTH CARE --	19.68%		753,784

INDUSTRIALS --
Aerospace --		1.18%
BE Aerospace, Inc. *				1,730		45,343

Aerospace & Defense --		0.85%
Esterline Technologies Corp. *				840		32,710

Airlines --		0.85%
AirTran Holdings, Inc. *				2,610		32,442

Business Services --		0.66%
TeleTech Holdings, Inc. *				1,115		25,177

Commercial Services & Supplies --		3.76%
American Reprographics Co. *				1,335		41,732
CoStar Group Inc. *				630		31,065
FTI Consulting, Inc. *				1,560		41,933
Gevity HR, Inc.				1,340		29,266
						143,996
Construction & Engineering --		2.34%
URS Corp. *				1,075		47,472
Williams Scotsman International Inc. *				2,110		42,095
						89,567
Electrical Equipment --		0.68%
ITC Holdings Corp.				660		25,905

Freight --		0.84%
Landstar System, Inc.				715		32,204

Machinery --		4.46%
Actuant Corp. (Class A)				790		42,707
Bucyrus International, Inc. (Class A)				820		35,014
ESCO Technologies Inc. *				55		2,437
Gardner Denver Inc. *				1,200		45,888
RBC Bearings Inc. *				1,540		44,752
						170,798

			TOTAL INDUSTRIALS --	15.62%		598,142

INFORMATION TECHNOLOGY --
Communications --		0.85%
Dobson Communications Corp. *				3,770		32,611

Communications Equipment --		2.51%
NICE Systems Ltd. *				710		22,720
Polycom, Inc. *				1,625		46,865
Sonus Networks, Inc. *				4,250		26,690
						96,275
Computer Software --		2.51%
TIBCO Software Inc. *				4,880		45,433
VeriFone Holdings, Inc. *				1,500		50,640
						96,073
Information Technology Services --		2.10%
SI International Inc. *				1,230		42,349
SRA International, Inc. *				1,300		37,934
						80,283

Internet Software & Services --		6.46%
24/7 Real Media, Inc. *				4,540		39,589
Acme Packet, Inc. *				1,210		21,102
DealerTrack Holdings Inc. *				1,765		48,237
Internap Network Services Corp. *				2,597		50,512
Omniture, Inc. *				1,620		18,257
WebEx Communications, Inc. *				1,010		36,259
Wright Express Corp. *				1,090		33,637
						247,593
Semiconductor & Semiconductor Equipment --		2.81%
Atheros Communications *				2,115		48,095
FormFactor Inc. *				465		17,372
Tessera Technologies Inc. *				1,110		42,036
						107,503
Semiconductors --		2.59%
ATMI, Inc. *				1,300		42,263
Cymer, Inc. *				515		24,334
Microsemi Corp. *				1,585		32,730
						99,327
Semiconductors Capital Equipment --		1.12%
SiRF Technology Holdings, Inc. *				1,410		43,090

Software --		2.00%
Quest Software, Inc. *				1,795		25,686
Synchronoss Technologies, Inc. *				3,400		50,864
						76,550

			TOTAL INFORMATION TECHNOLOGY --	22.95%		879,305

MATERIALS --
Chemicals --		0.81%
Zoltek Companies, Inc. *				1,375		30,869

Metals --		1.17%
SXR Uranium One, Inc. *				3,490		44,924

Metals & Mining --		0.83%
Breakwater Resources, Ltd. *				19,240		31,746

			TOTAL MATERIALS --	2.81%		107,539

TELECOMMUNICATION SERVICES --
Wireless Telecommunication Services --		1.30%
SBA Communications Corp. (Class A) *				1,750		49,647

			TOTAL TELECOMMUNICATION SERVICES --	1.30%		49,647

			TOTAL COMMON STOCK --	98.13%
				(Cost $3,079,156)		3,758,688

MONEY MARKET FUND		3.11%
SM&R Money Market Fund, 4.76% (a)				119,362		119,362
						.
			TOTAL MONEY MARKET FUND --	3.11%
				(Cost $119,362)		119,362

			TOTAL INVESTMENTS --	101.24%
				(Cost $3,198,518)		3,878,050

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(1.24)%		(47,659)

			NET ASSETS --	100.00%		$ 3,830,391

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R ALGER GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2006			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
Apparel --		1.00%
Polo Ralph Lauren Corp.				420		$ 32,844

Broadcasting --		0.75%
EchoStar Communications Corp. (Class A) *				680		24,487

Consumer Products --		0.76%
Laureate Education Inc. *				480		24,946

Hotels, Restaurants & Leisure --		2.95%
Harrah's Entertainment Inc.				415		32,660
Las Vegas Sands Corp. *				180		16,481
Royal Carribean Cruises Ltd.				1,130		47,969
						97,110
Household Durables --		0.46%
Garmin Ltd.				300		15,267

Internet & Catalog Retail --		1.47%
eBay Inc. *				1,490		48,201

Media --		2.50%
Walt Disney Co. (The)				990		32,720
XM Satellite Radio Holdings Inc. (Class A) *				3,435		49,601
						82,321
Multi-line Retail --		1.49%
Federated Department Stores, Inc.				1,160		48,824

Retailing --		0.99%
CVS Corp.				1,130		32,510

Specialty Retail --		1.95%
Best Buy Co., Inc.				925		50,847
Home Depot (The), Inc.				345		13,100
						63,947
Textiles, Apparel & Luxury Goods --		0.82%
Coach, Inc. *				625		27,006

			TOTAL CONSUMER DISCRETIONARY --	15.14%		497,463

CONSUMER STAPLES --
Food & Staples Retailing --		2.08%
Walgreen Co.				800		32,392
Whole Foods Market, Inc.				740		36,112
						68,504
Household Products --		1.83%
Procter & Gamble Co. (The)				955		59,965

Tobacco --		2.51%
Altria Group, Inc.				980		82,526

			TOTAL CONSUMER STAPLES --	6.42%		210,995

ENERGY --
Energy & Energy Services --		1.55%
Schlumberger Ltd.				745		51,018

Energy Equipment & Services --		4.03%
Cameron International Corp. *				865		46,987
National-Oilwell Varco Inc. *				1,020		67,840
Transocean Inc. *				225		17,539
						132,366
Oil & Gas --		2.05%
EOG Resources, Inc.				475		33,502
Valero Energy Corp.				615		33,868
						67,370

			TOTAL ENERGY --	7.63%		250,754

FINANCIALS --
Capital Markets --		0.97%
Bear Stearns Companies (The), Inc.				210		32,021

Diversified Financial Services --		2.70%
Chicago Mercantile Exchange Holdings Inc.				60		32,136
Goldman Sachs Group (The), Inc.				290		56,492
						88,628
Finance --		0.85%
IntercontinentalExchange Inc. *				285		28,001

Financial Services --		1.46%
UBS AG				795		47,875

Insurance --		1.37%
Hartford Financial Services Group (The), Inc.				525		45,024

Real Estate Management --		1.99%
Jones Lang LaSalle Inc.				720		65,520

			TOTAL FINANCIALS --	9.34%		307,069

HEALTH CARE --
Biotechnology --		1.46%
Amgen Inc. *				675		47,925

Health Care Equipment & Supplies --		1.13%
Baxter International Inc.				185		8,277
Intuitive Surgical, Inc. *				285		28,962
						37,239
Health Care Providers & Services --		6.56%
Brookdale Senior Living Inc.				560		25,564
Health Management Associates, Inc. (Class A)				2,920		59,860
Health Net Inc. *				1,140		52,600
Medco Health Solutions, Inc. *				565		28,369
Quest Diagnostics Inc.				925		49,182
						215,575
Pharmaceuticals --		0.51%
Sepracor Inc. *				300		16,743

			TOTAL HEALTH CARE --	9.66%		317,482

INDUSTRIALS --
Aerospace & Defense --		3.19%
Boeing Co. (The)				560		49,577
L-3 Communications Holdings, Inc.				610		50,172
Spirit Aerosystems Holdings Inc. *				180		5,247
						104,996
Construction & Engineering --		1.89%
ITT Corp.				1,150		62,042

Engineering --		0.03%
KBR, Inc. *				50		1,107

Industrial Conglomerates --		3.51%
General Electric Co.				1,810		63,857
Textron Inc.				530		51,648
						115,505
Machinery --		0.50%
Joy Global Inc.				370		16,243

Transportation --		0.64%
Burlington Northern Santa Fe Corp.				280		21,045

			TOTAL INDUSTRIALS --	9.76%		320,938

INFORMATION TECHNOLOGY --
Communications --		2.89%
AT&T Inc.				1,015		34,419
Research In Motion Ltd. *				435		60,391
						94,810
Communications Equipment --		4.63%
Cisco Systems, Inc. *				2,110		56,717
Corning Inc. *				1,170		25,225
QUALCOMM Inc.				355		12,989
SONY Corp. ADR				1,455		57,342
						152,273
Computer Related & Business Services --		8.00%
Apple Computer, Inc. *				800		73,344
EMC Corp.				3,765		49,359
Hewlett-Packard Co.				825		32,554
MEMC Electronic Materials, Inc. *				2,705		107,659
						262,916
Computer Software --		1.28%
Symantec Corp. *				1,985		42,082

Electronics --		1.66%
Nintendo Co., Ltd. ADR				1,830		54,589

Information Technology Services --		1.28%
Satyam Computer Services Ltd. ADR				1,795		41,913

Internet Software & Services --		2.92%
Google Inc. (Class A) *				130		63,040
Yahoo! Inc. *				1,225		33,063
						96,103
Semiconductor Equipment & Instruments --		1.26%
Advanced Micro Devices, Inc. *				760		16,393
KLA-Tencor Corp.				485		25,060
						41,453
Software --		4.39%
Adobe Systems Inc. *				820		32,907
Microsoft Corp.				2,750		80,657
Oracle Corp. *				1,610		30,638
						144,202

			TOTAL INFORMATION TECHNOLOGY --	28.31%		930,341

MATERIALS --
Metals & Mining --		1.82%
Goldcorp, Inc.				1,125		35,066
Phelps Dodge Corp.				200		24,600
						59,666
Mining --		1.90%
Freeport-McMoRan Copper & Gold, Inc.				995		62,556

			TOTAL MATERIALS --	3.72%		122,222

TELECOMMUNICATION SERVICES --
Wireless Telecommunication Services --		3.14%
American Tower Corp. (Class A) *				650		24,615
Nll Holdings Inc. *				760		49,347
SBA Communications Corp. (Class A) *				1,025		29,079
						103,041

			TOTAL TELECOMMUNICATION SERVICES --	3.14%		103,041

UTILITIES --
Electric & Gas Companies --		1.75%
Emerson Electric Co.				665		57,655

Multi-Utilities & Unregulated Power --		1.38%
Veolia Environnement ADR				680		45,200

			TOTAL UTILITIES --	3.13%		102,855

			TOTAL COMMON STOCK --	96.25%
				(Cost $2,892,243)		3,163,160

MONEY MARKET FUND		3.26%
SM&R Money Market Fund, 4.76% (a)				107,103		107,103

			TOTAL MONEY MARKET FUND --	3.26%
				(Cost $107,103)		107,103

			TOTAL INVESTMENTS --	99.51%
				(Cost $2,999,346)		3,270,263

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.49%		16,096

			NET ASSETS --	100.00%		$ 3,286,359

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2006			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
Household Durables --		1.74%
Newell Rubbermaid Inc.				23,200		$ 660,968
Stanley Works (The)				24,200		1,234,684
						1,895,652
Media --		2.17%
Idearc Inc. *				1,640		45,166
News Corp. (Class A)				32,100		661,260
Walt Disney Co. (The)				50,000		1,652,500
						2,358,926
Multi-line Retail --		3.97%
Citi Trends Inc. *				36,900		1,633,194
J.C. Penney Co., Inc.				15,700		1,214,238
Target Corp.				25,200		1,463,868
						4,311,300
Specialty Retail --		3.77%
Bed Bath & Beyond Inc. *				13,900		538,625
Best Buy Co., Inc.				31,200		1,715,064
Home Depot, Inc. (The)				13,000		493,610
Limited Brands, Inc.				24,300		770,067
Lowe's Companies, Inc.				19,400		585,104
						4,102,470

			TOTAL CONSUMER DISCRETIONARY --	11.65%		12,668,348

CONSUMER STAPLES --
Beverages --		2.90%
Coca-Cola Co. (The)				34,300		1,606,269
PepsiCo, Inc.				25,000		1,549,250
						3,155,519
Food & Drug Retailing--		0.72%
SUPERVALU INC.				9,350		320,331
Wal-Mart Stores, Inc.				10,000		461,000
						781,331
Household Products --		1.85%
Procter & Gamble Co. (The)				32,000		2,009,280

			TOTAL CONSUMER STAPLES --	5.47%		5,946,130

ENERGY --
Energy Equipment & Services --		4.25%
Baker Hughes Inc.				15,800		1,160,194
Schlumberger Ltd.				26,400		1,807,872
Transocean Inc. *				14,100		1,099,095
Weatherford International Ltd. *				12,400		556,884
						4,624,045
Oil & Gas --		9.08%
Anadarko Petroleum Corp.				10,600		523,216
BP PLC ADR				15,200		1,034,816
Chevron Corp.				20,922		1,513,079
Exxon Mobil Corp.				65,000		4,992,650
Noble Corp.				14,200		1,096,950
Royal Dutch Shell PLC, ADR				10,000		710,300
						9,871,011

			TOTAL ENERGY --	13.33%		14,495,056

FINANCIALS --
Commercial Banks --		7.08%
Bank of America Corp.				15,000		807,750
PNC Financial Services Group, Inc.				30,000		2,120,700
U.S. Bancorp				40,000		1,345,600
Wachovia Corp.				42,600		2,308,494
Washington Mutual, Inc.				13,400		585,312
Wells Fargo & Co.				15,000		528,600
						7,696,456
Diversified Financials --		4.11%
American Express Co.				5,000		293,600
Citigroup Inc.				20,000		991,800
Goldman Sachs Group, Inc. (The)				5,000		974,000
JPMorgan Chase & Co.				13,800		638,663
Merrill Lynch & Co., Inc.				5,000		437,150
Morgan Stanley				15,000		1,142,400
						4,477,613
Insurance --		6.07%
Allstate Corp. (The)				12,300		780,804
American International Group, Inc.				29,260		2,057,564
Brown & Brown, Inc.				24,400		707,600
Hartford Financial Services Group, Inc. (The)				16,400		1,406,464
Prudential Financial, Inc.				20,200		1,645,896
						6,598,328
Miscellaneous --		7.42%
Nasdaq-100 Trust, Series 1				106,200		4,677,048
SPDR Trust Series 1				24,100		3,386,773
						8,063,821

			TOTAL FINANCIALS --	24.68%		26,836,218

HEALTH CARE --
Biotechnology --		3.63%
Amgen Inc. *				7,600		539,600
Celgene Corp. *				18,400		1,025,432
Genzyme Corp. *				12,000		772,800
Gilead Sciences, Inc. *				12,000		791,040
Given Imaging Ltd. *				36,900		818,811
						3,947,683
Health Care Equipment & Supplies --		2.36%
Advanced Medical Optics, Inc. *				5,500		192,555
Hologic, Inc.*				21,700		1,085,651
Medtronic, Inc.				24,650		1,285,004
						2,563,210
Health Care Providers & Services --		0.70%
DaVita, Inc. *				5,025		267,380
UnitedHealth Group Inc.				10,000		490,800
						758,180
Pharmaceuticals --		4.18%
Abbott Laboratories				13,900		648,574
Eli Lilly & Co.				41,200		2,207,908
Merck & Co., Inc.				38,000		1,691,380
						4,547,862

			TOTAL HEALTH CARE --	10.87%		11,816,935

INDUSTRIALS --
Aerospace & Defense --		5.33%
Boeing Co. (The)				16,400		1,451,892
Goodrich Corp.				34,300		1,543,500
Honeywell International Inc.				14,500		623,210
Rockwell Collins, Inc.				20,000		1,206,600
United Technologies Corp.				15,000		967,950
						5,793,152
Air Freight & Couriers --		1.57%
FedEx Corp.				4,700		542,521
United Parcel Service, Inc. (Class B)				15,000		1,168,800
						1,711,321
Building Products --		0.41%
American Standard Companies Inc.				10,000		448,100

Construction & Engineering --		0.60%
Cemex SAB de C.V. ADR				20,000		650,800

Industrial Conglomerates --		2.83%
3M Co.				10,000		814,600
General Electric Co.				48,000		1,693,440
Tyco International Ltd.				18,600		563,394
						3,071,434
Machinery --		2.07%
Caterpillar, Inc.				7,500		465,225
Danaher Corp.				24,400		1,784,128
						2,249,353

			TOTAL INDUSTRIALS --	12.81%		13,924,160

INFORMATION TECHNOLOGY --
Communications Equipment --		4.62%
Arris Group Inc. *				23,000		274,390
Cisco Systems, Inc. *				84,500		2,271,360
Harris Corp.				13,100		551,641
Motorola, Inc.				30,900		685,053
Nokia Oyj ADR				34,100		689,502
QUALCOMM Inc.				15,000		548,850
						5,020,796
Computers & Peripherals --		2.30%
EMC Corp. *				30,800		403,788
Hewlett-Packard Co.				38,000		1,499,480
International Business Machines Corp.				6,500		597,480
						2,500,748
Electronic Equipment & Instruments --		0.27%
Agilent Technologies, Inc. *				9,300		296,112

Semiconductor Equipment & Products --		3.13%
Analog Devices, Inc.				15,600		507,312
Intel Corp.				50,000		1,067,500
KLA-Tencor Corp.				11,600		599,372
Linear Technology Corp.				15,200		488,528
Marvell Technology Group Ltd. *				14,500		299,280
Maxim Integrated Products, Inc.				13,600		428,128
Verigy Ltd. *				1,138		20,302
						3,410,422

Software --		2.68%
Intuit Inc. *				24,800		780,704
Microsoft Corp.				30,000		879,900
Oracle Corp. *				65,700		1,250,271
						2,910,875

			TOTAL INFORMATION TECHNOLOGY --	13.00%		14,138,953

MATERIALS --
Chemicals --		1.55%
Dow Chemical Co. (The)				12,000		480,120
PPG Industries, Inc.				18,000		1,157,400
Tronox Inc. (Class B)				2,807		41,740
						1,679,260

Containers & Packaging --		0.82%
Sealed Air Corp. *				15,000		892,650

			TOTAL MATERIALS --	2.37%		2,571,910

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --		1.74%
Embarq Corp.				1,700		87,465
Sprint Nextel Corp.				34,007		663,477
Verizon Communications Inc.				32,800		1,146,032
						1,896,974

			TOTAL TELECOMMUNICATION SERVICES --	1.74%		1,896,974

UTILITIES --
Electric Utilities --		1.78%
Ameren Corp.				11,100		607,281
Dominion Resources, Inc. / VA				6,000		484,440
Exelon Corp.				9,100		552,643
Wisconsin Energy Corp.				6,100		285,358
						1,929,722
Gas Utilities --		1.53%
El Paso Corp.				60,800		887,680
Kinder Morgan, Inc.				4,800		503,760
Sempra Energy				5,000		272,500
						1,663,940

			TOTAL UTILITIES --	3.31%		3,593,662

			TOTAL COMMON STOCK --	99.23%
				(Cost $88,800,155)		107,888,346

MONEY MARKET FUND		0.00%
SM&R Money Market Fund, 4.76% (a)				$ 741		$ 741

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $741)		741

COMMERCIAL PAPER				Face
				Amount
ENERGY --
Oil & Gas --		0.56%
Weatherford Intl Ltd., 5.35%, 12/01/06				$608,000		608,000

			TOTAL ENERGY --	0.56%		608,000
UTILITIES --
Electric --		0.11%
Wisconsin Electric Power Co., 5.27%, 12/04/06				113,000		112,950

			TOTAL UTILITIES --	0.11%		112,950

			TOTAL COMMERCIAL PAPER --	0.67%
				(Cost $720,950)		720,950

			TOTAL INVESTMENTS --	99.90%
				(Cost $89,521,846)		108,610,037

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.10%		111,828

			NET ASSETS --	100.00%		$ 108,721,865

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R EQUITY INCOME FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2006			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
Hotels Restaurants & Leisure --		0.57%
McDonald's Corp.				15,100		$ 633,747

Household Durables --		1.80%
Newell Rubbermaid Inc.				17,800		507,122
Stanley Works (The)				17,900		913,258
Tupperware Brands Corp.				27,600		585,948
						2,006,328
Media --		0.06%
Idearc Inc. *				2,470		68,024

Specialty Retail --		1.66%
Limited Brands, Inc.				46,900		1,486,261
TJX Companies, Inc. (The)				13,300		364,686
						1,850,947

			TOTAL CONSUMER DISCRETIONARY --	4.09%		4,559,046

CONSUMER STAPLES --
Beverages --		2.19%
Coca-Cola Co. (The)				25,700		1,203,531
PepsiCo, Inc.				20,000		1,239,400
						2,442,931
Food Products --		3.50%
Bunge Limited				9,600		676,800
ConAgra Foods, Inc.				43,000		1,105,100
H.J. Heinz Co.				19,000		844,550
McCormick & Co., Inc. (b)				19,500		755,040
Sensient Technologies Corp.				21,500		512,345
						3,893,835
Food & Drug Retailing --		2.03%
SUPERVALU INC.				18,500		633,810
Wal-Mart Stores, Inc.				35,200		1,622,720
						2,256,530

Household Products --		1.91%
Kimberly-Clark Corp.				13,600		903,992
Procter & Gamble Co. (The)				19,500		1,224,405
						2,128,397
Personal Products --		1.31%
Alberto-Culver Co.				10,575		212,240
Avon Products, Inc.				18,025		588,336
Colgate-Palmolive Co.				8,675		564,309
Sally Beauty Holding, Inc. *				10,575		97,925
						1,462,810
Tobacco--		1.51%
Altria Group, Inc.				10,000		842,100
Reynolds American Inc.				13,098		841,416
						1,683,516

			TOTAL CONSUMER STAPLES --	12.45%		13,868,019

ENERGY --
Energy Equipment & Services --		3.50%
Boardwalk Pipeline Partners, LP				50,000		1,492,500
Schlumberger Ltd.				20,000		1,369,600
Weatherford International Ltd. *				23,000		1,032,930
						3,895,030
Oil & Gas --		10.39%
Anadarko Petroleum Corp.				27,200		1,342,592
BP PLC ADR				17,510		1,192,081
Chevron Corp.				28,500		2,061,120
Enterprise Products Partner L.P.				10,700		302,596
Exxon Mobil Corp.				51,000		3,917,310
Natural Resource Partners L.P.				18,000		945,000
Plains All American Pipeline, L.P.				11,700		590,850
Royal Dutch Shell PLC ADR				17,300		1,228,819
						11,580,368

			TOTAL ENERGY --	13.89%		15,475,398

FINANCIALS --
Commercial Banks --		13.32%
Bank of America Corp.				48,700		2,622,495
Comerica Inc.				19,200		1,118,400
Fifth Third Bancorp				27,700		1,092,211
First Horizon National Corp.				27,900		1,112,094
IndyMac Bancorp, Inc.				13,000		597,350
KeyCorp				17,100		617,310
National City Corp.				31,100		1,122,710
PNC Financial Services Group, Inc.				22,000		1,555,180
Regions Financial Corp.				17,782		651,710
TrustCo Bank Corp NY				87,300		983,871
U.S. Bancorp				33,700		1,133,668
Washington Mutual, Inc.				13,700		598,416
Wells Fargo & Co.				46,400		1,635,136
						14,840,551
Diversified Financials --		8.91%
Allied Capital Corp.				20,500		630,170
Citigroup Inc.				68,400		3,391,956
Colonial Properties Trust				22,500		1,101,600
JPMorgan Chase & Co.				31,700		1,467,076
New York Community Bancorp, Inc.				64,000		1,034,240
Principal Financial Group, Inc.				16,700		964,425
Weingarten Realty Investors				28,000		1,336,160
						9,925,627
Insurance --		2.41%
Allstate Corp. (The)				11,000		698,280
Prudential Financial, Inc.				10,400		847,392
St. Paul Travelers Companies, Inc. (The)				21,956		1,137,540
						2,683,212
Real Estate --		5.02%
Health Care Property Investors, Inc.				44,000		1,595,880
Mack-Cali Realty Corp.				24,200		1,322,288
National Retail Properties Inc.				47,400		1,130,490
Plum Creek Timber Co., Inc.				41,500		1,546,290
						5,594,948

			TOTAL FINANCIALS --	29.66%		33,044,338

HEALTH CARE --
Biotechnology --		0.54%
Genzyme Corp. *				4,650		299,460
Gilead Sciences, Inc. *				4,650		306,528
						605,988
Health Care Equipment & Supplies --		0.17%
Advanced Medical Optics, Inc. *				5,475		191,680

Health Care Providers & Services --		1.39%
DaVita, Inc. *				4,975		264,720
LTC Properties, Inc.				46,500		1,284,330
						1,549,050
Pharmaceuticals --		7.48%
Abbott Laboratories				12,500		583,250
Eli Lilly & Co.				14,000		750,260
Johnson & Johnson				39,200		2,583,672
Merck & Co. Inc.				25,300		1,126,103
Pfizer Inc.				85,580		2,352,594
Wyeth				19,300		931,804
						8,327,683

			TOTAL HEALTH CARE --	9.58%		10,674,401

INDUSTRIALS --
Aerospace & Defense --		1.67%
United Technologies Corp.				28,800		1,858,464

Commercial Services & Supplies --		2.92%
Deluxe Corp.				39,000		960,180
ServiceMaster Co. (The)				51,500		666,925
Sovran Self Storage, Inc.				21,000		1,228,500
Standard Register Co. (The)				32,000		398,400
						3,254,005
Industrial Conglomerates --		3.72%
3M Co.				10,200		830,892
General Electric Co.				77,550		2,735,964
Tyco International Ltd.				19,100		578,539
						4,145,395

			TOTAL INDUSTRIALS --	8.31%		9,257,864

INFORMATION TECHNOLOGY--
Communications Equipment --		0.48%
Harris Corp.				12,750		536,902

Internet Software & Services --		0.69%
StarTek, Inc.				55,600		761,720

			TOTAL INFORMATION TECHNOLOGY---	1.17%		1,298,622

MATERIALS --
Chemicals --		1.61%
Dow Chemical Co. (The)				20,100		804,201
E.I. du Pont de Nemours and Co.				11,100		520,923
PPG Industries, Inc.				7,200		462,960
						1,788,084
Metals & Mining --		0.51%
Alcoa Inc.				18,400		573,528

Paper & Forest Products		1.28%
International Paper Co.				7,725		255,697
Potlatch Corp.				28,000		1,167,320
						1,423,017

			TOTAL MATERIALS --	3.40%		3,784,629

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --		5.23%
ALLTEL Corp.				9,650		547,541
AT&T Inc.				23,500		796,885
Citizens Communications Co.				84,300		1,194,531
FairPoint Communications, Inc.				77,000		1,422,190
Verizon Communications Inc.				49,400		1,726,036
Windstream Corp.				9,977		139,079
						5,826,262

			TOTAL TELECOMMUNICATION SERVICES --	5.23%		5,826,262

UTILITIES --
Electric Utilities --		7.21%
Ameren Corp.				15,200		831,592
Consolidated Edison, Inc.				23,100		1,113,882
DTE Energy Co.				24,800		1,167,832
Duke Energy Corp.				38,600		1,224,392
Entergy Corp.				4,600		420,072
Pinnacle West Capital Corp.				25,500		1,258,170
Progress Energy, Inc.				25,000		1,194,250
Southern Co.				10,000		362,500
Xcel Energy, Inc.				20,000		459,200
						8,031,890
Gas Utilities --		3.31%
Nicor Inc.				23,100		1,144,605
NiSource Inc.				51,600		1,272,456
Peoples Energy Corp.				29,400		1,275,666
						3,692,727

			TOTAL UTILITIES --	10.52%		11,724,617

			TOTAL COMMON STOCK --	98.30%
				(Cost $84,167,474)		109,513,196

MONEY MARKET FUND		0.02%
SM&R Money Market Fund, 4.76% (a)				26,029		26,029

			TOTAL MONEY MARKET FUND --	0.02%
				(Cost $26,029)		26,029

COMMERCIAL PAPER				Face
				Amount
ENERGY --
Oil & Gas		0.53%
ConocoPhillips, 5.29%, 12/01/06				$ 584,000		584,000

			TOTAL ENERGY --	0.53%		584,000
Utilities --
Electric --		0.94%
Idacorp Inc., 5.33%, 12/05/06				821,000		820,513
Wisconsin Electric Power Co., 5.27%, 12/04/06				230,000		229,899
						1,050,412

			TOTAL UTILITIES --	0.94%		1,050,412

			TOTAL COMMERCIAL PAPER --	1.47%
				(Cost $1,634,412)		1,634,412

			TOTAL INVESTMENTS --	99.79%
				(Cost $85,827,915)		111,173,637

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.21%		237,210

			NET ASSETS --	100.00%		$ 111,410,847

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Equity Income Fund are affiliated by having the same investment adviser.

(b) Non-voting shares

See notes to schedule of quarterly portfolio holdings.

SM&R BALANCED FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2006			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
Automobiles --		0.29%
Navistar International Corp. *				2,800		$ 89,572

Hotels, Restaurants & Leisure --		1.30%
Host Hotels & Resorts Inc.				2,265		57,123
McDonald's Corp.				2,850		119,614
Starwood Hotels & Resorts Worldwide, Inc.				3,000		192,510
Wyndham Worldwide Corp. *				1,020		32,375
						401,622
Household Durables --		0.92%
Newell Rubbermaid Inc.				3,800		108,262
Stanley Works (The)				3,400		173,468
						281,730
Media --		2.30%
CBS Corp. (Class B)				2,000		59,500
Idearc Inc. *				129		3,553
News Corp. (Class A)				6,100		125,660
Time Warner Inc.				9,000		181,260
Viacom Inc. (Class B) *				2,000		75,020
Walt Disney Co. (The)				8,000		264,400
						709,393
Multi-line Retail --		1.16%
J.C. Penney Co., Inc.				2,200		170,148
Kohl's Corp. *				1,000		69,600
Target Corp.				2,000		116,180
						355,928
Specialty Retail --		2.24%
Best Buy Co., Inc.				3,000		164,910
Limited Brands, Inc.				7,600		240,844
Lowe's Companies, Inc.				5,800		174,928
TJX Companies, Inc. (The)				4,000		109,680
						690,362

			TOTAL CONSUMER DISCRETIONARY --	8.21%		2,528,607

CONSUMER STAPLES --
Beverages --		1.61%
Coca-Cola Co. (The)				6,000		280,980
International Flavors & Fragrances Inc.				900		42,399
PepsiCo, Inc.				2,800		173,516
						496,895
Food Products --		1.78%
Bunge Limited				1,625		114,562
H.J. Heinz Co.				2,600		115,570
McCormick & Co., Inc. (c)				3,700		143,264
Sensient Technologies Corp.				7,400		176,342
						549,738
Food & Drug Retailing --		1.13%
SUPERVALU INC.				3,475		119,054
Wal-Mart Stores, Inc.				5,000		230,500
						349,554
Household Products --		1.56%
Kimberly-Clark Corp.				2,200		146,234
Procter & Gamble Co. (The)				5,300		332,787
						479,021
Personal Products --		0.81%
Alberto-Culver Co.				1,800		36,126
Avon Products, Inc.				3,050		99,552
Colgate-Palmolive Co.				1,475		95,949
Sally Beauty Holdings, Inc. *				1,800		16,668
						248,295

			TOTAL CONSUMER STAPLES --	6.89%		2,123,503

ENERGY --
Energy Equipment & Services --		1.06%
Schlumberger Ltd.				2,400		164,352
Weatherford International Ltd. *				3,600		161,676
						326,028
Oil & Gas --		5.85%
Anadarko Petroleum Corp.				3,600		177,696
BP PLC ADR				5,092		346,663
Chevron Corp.				6,001		433,992
Exxon Mobil Corp.				11,000		844,910
						1,803,261

			TOTAL ENERGY --	6.91%		2,129,289

FINANCIALS --
Commercial Banks --		4.27%
Bank of America Corp.				10,000		538,500
PNC Financial Services Group, Inc.				3,000		212,070
U.S. Bancorp				6,000		201,840
Wachovia Corp.				3,600		195,084
Wells Fargo & Co.				4,800		169,152
						1,316,646
Diversified Financials --		4.77%
Citigroup Inc.				14,500		719,055
Goldman Sachs Group, Inc. (The)				1,000		194,800
JPMorgan Chase & Co.				2,092		96,818
Morgan Stanley				6,000		456,960
						1,467,633
Insurance --		3.91%
Allstate Corp. (The)				2,300		146,004
American International Group, Inc.				5,731		403,004
Genworth Financial Inc. (Class A)				6,200		203,360
Prudential Financial, Inc.				3,000		244,440
St. Paul Travelers Companies, Inc. (The)				4,000		207,240
						1,204,048
Real Estate --		0.11%
Realogy Corp. *				1,275		33,265

			TOTAL FINANCIALS --	13.06%		4,021,592

HEALTH CARE --
Biotechnology --		0.67%
Amgen Inc. *				1,300		92,300
Genzyme Corp. *				875		56,350
Gilead Sciences, Inc. *				875		57,680
						206,330
Health Care Equipment & Supplies --		1.18%
Advanced Medical Optics, Inc. *				1,025		35,885
Beckman Coulter, Inc.				2,000		118,700
Biomet, Inc.				2,700		102,087
Zimmer Holdings, Inc. *				1,460		106,522
						363,194
Health Care Providers & Services --		0.52%
DaVita, Inc. *				925		49,219
Patterson Companies Inc. *				3,000		111,330
						160,549
Pharmaceuticals --		5.35%
Abbott Laboratories				4,200		195,972
Allergan, Inc.				1,000		116,580
Hospira, Inc. *				420		13,776
Johnson & Johnson				6,000		395,460
Eli Lilly & Co.				2,400		128,616
Merck & Co. Inc.				5,300		235,903
Pfizer Inc.				15,000		412,350
Wyeth				3,100		149,668
						1,648,325

			TOTAL HEALTH CARE --	7.72%		2,378,398

INDUSTRIALS --
Aerospace & Defense --		1.15%
General Dynamics Corp.				1,400		104,776
Goodrich Corp.				1,900		85,500
L-3 Communications Holdings, Inc.				1,000		82,250
Northrop Grumman Corp.				1,200		80,316
						352,842
Airfreight & Couriers --		0.33%
FedEx Corp.				875		101,001

Commercial Services & Supplies --		0.83%
Avis Budget Group Inc.				510		10,435
Cintas Corp.				2,000		84,400
Equifax Inc.				2,100		79,779
R. R. Donnelley & Sons Co.				2,300		81,121
						255,735

Construction & Engineering --		0.26%
ITT Corp.				1,500		80,925

Electrical Equipment --		0.38%
American Power Conversion Corp.				3,900		118,365

Industrial Conglomerates --		0.35%
Tyco International Ltd.				3,600		109,044

Machinery --		2.48%
Caterpillar Inc.				1,100		68,233
Cummins Inc.				700		83,944
Danaher Corp.				1,400		102,368
Deere & Co.				1,000		96,000
Dover Corp.				1,700		85,510
Eaton Corp.				1,100		84,788
Illinois Tool Works Inc.				1,800		84,960
Ingersoll-Rand Co. Ltd (Class A)				1,900		74,119
Parker Hannifin Corp.				1,000		83,480
						763,402
Road & Rail --		0.26%
Norfolk Southern Corp.				1,600		78,800

Trading Companies & Distributors --		0.26%
W.W. Grainger, Inc.				1,100		79,596

Transportation Infrastructure --		0.30%
Ryder System, Inc.				1,800		93,906

			TOTAL INDUSTRIALS --	6.60%		2,033,616

INFORMATION TECHNOLOGY --
Communications Equipment --		2.36%
Arris Group Inc. *				3,900		46,527
Cisco Systems, Inc. *				11,700		314,496
Harris Corp.				2,300		96,853
Motorola, Inc.				6,200		137,454
Nokia Oyj ADR				6,500		131,430
						726,760
Computers & Peripherals --		1.88%
Dell Inc. *				6,800		185,232
EMC Corp. *				15,100		197,961
Hewlett-Packard Co.				5,000		197,300
						580,493
Electronic Equipment & Instruments --		0.16%
Agilent Technologies, Inc. *				1,525		48,556

Semiconductor Equipment & Products --		1.29%
Intel Corp.				13,000		277,550
Linear Technology Corp.				1,500		48,210
Texas Instruments Inc.				2,300		67,965
Verigy Ltd. *				186		3,318
						397,043
Software --		3.18%
Electronic Arts Inc. *				1,500		83,775
Microsoft Corp.				23,300		683,389
Oracle Corp. *				11,100		211,233
						978,397

			TOTAL INFORMATION TECHNOLOGY --	8.87%		2,731,249

MATERIALS --
Chemicals --		0.61%
Dow Chemical Co. (The)				1,600		64,016
Eastman Chemical Co.				600		35,628
PPG Industries, Inc.				900		57,870
Sigma-Aldrich Corp.				400		30,444
						187,958
Containers & Packaging --		0.10%
Ball Corp.				700		29,932

Metals & Mining --		0.52%
Nucor Corp.				1,200		71,820
Phelps Dodge Corp.				400		49,200
United States Steel Corp.				500		37,395
						158,415
Paper & Forest Products --		0.30%
International Paper Co.				1,300		43,030
Louisiana-Pacific Corp.				1,000		21,100
MeadWestvaco Corp.				1,000		29,500
						93,630

			TOTAL MATERIALS --	1.53%		469,935

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --		1.59%
ALLTEL Corp.				2,400		136,176
Embarq Corp.				513		26,394
Sprint Nextel Corp.				10,263		200,231
Verizon Communications Inc.				2,580		90,145
Windstream Corp.				2,481		34,585
						487,531
Wireless Telecommunication Services --		0.41%
Vodafone Group PLC ADR				4,812		126,844

			TOTAL TELECOMMUNICATION SERVICES --	2.00%		614,375

UTILITIES --
Electric Utilities --		2.65%
Ameren Corp.				3,000		164,130
CenterPoint Energy, Inc.				5,500		89,925
Constellation Energy Group				5,000		343,050
Exelon Corp.				1,400		85,022
Southern Co.				1,600		58,000
Wisconsin Energy Corp.				1,600		74,848
						814,975

			TOTAL UTILITIES --	2.65%		814,975

			TOTAL COMMON STOCK --	64.44%
				(Cost $15,325,837)		19,845,539

				Face
BONDS AND NOTES				Amount

CONSUMER STAPLES --
Personal Products --		1.71%
Avon Products, Inc., 7.15%, 11/15/09				$ 500,000		527,446

			TOTAL CONSUMER STAPLES --	1.71%		527,446

FINANCIALS --
Commercial Banks --		2.47%
Royal Bank of Scotland GRP PLC, yankee bond, 6.40%, 04/01/09				500,000		518,377
Washington Mutual Inc., 4.20%, 01/15/10				250,000		243,522
						761,899
Diversified Financials --		4.48%
General Electric Capital Corp., 3.75%, 12/15/09				350,000		338,534
JPMorgan & Co., Inc., 6.00%, 01/15/09				500,000		509,399
Weingarten Realty Investors, 7.35%, 07/20/09				500,000		530,394
						1,378,327

Insurance --		1.78%
Money Group Inc. (The), 8.35%, 03/15/10				500,000		546,557

			TOTAL FINANCIALS --	8.73%		2,686,783

INDUSTRIALS --
Transportation Infrastructure --		1.44%
Hertz Corp., 7.40%, 03/01/11				455,000		443,625

			TOTAL INDUSTRIALS --	1.44%		443,625

			TOTAL BONDS --	11.88%
				(Cost $3,550,025)		3,657,854

U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES

U S Government Agency Securities --		15.22%
Federal Farm Credit Bank
4.70%, 10/06/08				400,000		397,284
Federal Farm Credit Bank
4.15%, 11/30/09				350,000		342,867
Federal Home Loan Bank,
2.45%, 03/23/07 (a)				1,500,000		1,487,445
Federal Home Loan Bank,
4.40%, 12/28/09				750,000		738,291
Federal Home Loan Mortgage Corp.,
5.27%, 10/12/10				1,000,000		993,179
Federal Home Loan Mortgage Corp.,
Pool #284839, 8.50%, 01/01/17				4,688		4,972
Federal National Mortgage Association,
4.75%, 08/25/08				700,000		699,098
Federal National Mortgage Association,
Pool #048974, 8.00%, 06/01/17				24,399		25,568

			TOTAL US GOVERNMENT AGENCY SECURITIES --	15.22%		4,688,704
				(Cost $4,724,843)

MONEY MARKET FUND		0.08%		Shares
SM&R Money Market Fund, 4.76% (b)				24,929		24,929

			TOTAL MONEY MARKET FUND --	0.08%
				(Cost $24,929)		24,929

COMMERCIAL PAPER				Face
				Amount
ENERGY --
Oil & Gas --		2.94%
ConocoPhillips, 5.29%, 12/01/06				$ 905,000		905,000

			TOTAL CONSUMER ENERGY --	2.94%		905,000
UTILITIES --
Electric --		5.06%
Idacorp Inc., 5.33%, 12/05/06				541,000		540,679
Wisconsin Electric Power Co., 5.27%, 12/04/06				1,020,000		1,019,552

			TOTAL UTILITIES --	5.06%		1,560,231

			TOTAL COMMERCIAL PAPER --	8.00%
				(Cost $2,465,231)		2,465,231

			TOTAL INVESTMENTS --	99.62%
				(Cost $26,090,865)		30,682,257

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.38%		117,096

			NET ASSETS --	100.00%		$ 30,799,353

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) Long term obligations that will mature in less than one year.

(b) The rate quoted is the annualized seven-day yield of the fund at November 30, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Balanced Fund are affiliated by having the same investment adviser.

(c) Non-voting shares

See notes to schedule of quarterly portfolio holdings.

SM&R GOVERNMENT BOND FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2006			(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
			Date	Rate (%)	Amount
CORPORATE BONDS

FINANCIALS --
Diversified Financials --		1.87%
MBNA Master Credit Card Trust			02/15/12	7.000	$ 500,000	$ 528,461

			TOTAL FINANCIALS --	1.87%		528,461

MATERIALS --
Metals & Mining --		3.75%
Carpenter Technology Corp.			05/15/13	6.625	1,000,000	1,057,276

			TOTAL MATERIALS --	3.75%		1,057,276

			TOTAL CORPORATE BONDS --	5.62%
				(Cost $1,510,850)		1,585,737
U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES

U S Government Agency Securities --		56.38%
Federal Home Loan Bank (a)			10/05/07	3.375	1,500,000	1,478,871
Federal Home Loan Mortgage Corp. (a)			03/15/07	7.000	4,193	4,185
Federal Home Loan Mortgage Corp.			11/15/13	4.875	1,000,000	1,007,897
Federal National Mortgage Assoc.			02/01/08	3.875	500,000	493,892
Federal National Mortgage Assoc.			02/15/09	3.250	1,100,000	1,064,531
Federal National Mortgage Assoc.			02/15/10	3.875	1,100,000	1,072,035
Federal National Mortgage Assoc.			12/15/10	4.750	1,900,000	1,902,065
Federal National Mortgage Assoc.			02/01/11	6.250	1,850,000	1,944,492
Federal National Mortgage Assoc.			03/15/11	5.500	1,300,000	1,339,001
Federal National Mortgage Assoc.			03/29/11	5.600	1,925,000	1,925,487
Federal National Mortgage Assoc.			04/26/11	5.670	1,000,000	1,001,382
Federal National Mortgage Assoc.			07/13/11	6.000	1,000,000	1,003,614
Federal National Mortgage Assoc.			11/15/11	5.375	1,610,000	1,658,195
Private Export Funding			01/15/10	7.200	15,000	16,027
						15,911,674
U S Government Securities --		33.57%
U S Treasury Note			05/15/08	5.625	500,000	506,504
U S Treasury Note			05/15/08	2.625	700,000	679,957
U S Treasury Note			10/15/08	3.125	800,000	778,875
U S Treasury Note			02/15/09	3.000	1,000,000	967,461
U S Treasury Note			10/15/10	4.250	1,700,000	1,688,047
U S Treasury Note			11/15/12	4.000	2,000,000	1,956,796
U S Treasury Note			05/15/14	4.750	1,319,000	1,344,091
U S Treasury Note			02/15/15	4.000	600,000	581,508
U S Treasury Note			05/15/16	7.250	800,000	968,938
						9,472,177

			TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES --	89.95%
				(Cost $25,355,608)		25,383,851

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

Government Agencies --		4.00%
Federal Farm Credit Bank			12/01/06	5.140	400,000	400,000
Federal Farm Credit Bank			12/05/06	5.150	285,000	284,837
Federal Home Loan Note			12/08/06	5.190	444,000	443,552
						1,128,389
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	4.00%
				(Cost $1,128,389)		1,128,389

					Shares
MONEY MARKET FUND		0.05%
SM&R Money Market Fund, 4.76% (b)					14,540	14,540

			TOTAL MONEY MARKET FUND --	0.05%
				(Cost $14,540)		14,540

			TOTAL INVESTMENTS --	99.62%
				(Cost $28,009,387)		28,112,517

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.38%		106,786

			NET ASSETS --	100.00%		$ 28,219,303

Notes to Schedule of Investments:
(a) Long term obligations that will mature in less than one year.

(b) The rate quoted is the annualized seven-day yield of the fund at November 30, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R TAX FREE FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2006			(Unaudited)

				Interest/
MUNICIPAL BONDS			Maturity	Stated	Face	Value
Rating (a)			Date	Rate (%)	Amount

	ALABAMA --	1.34%
Aaa/AAA	Alabama Drinking Water Financing Authority, Revolving Fund Loan - Revenue Bonds, Series A		08/15/16	4.000	$ 180,000	$ 182,354

	ARIZONA --	1.91%
Aaa/AAA	Scottsdale Industrial Development Authority Hospital - Revenue Bonds, Series A		09/01/12	6.000	250,000	259,287

	CALIFORNIA --	0.19%
A1/A+	California State - General Obligation Bonds Unlimited		06/01/11	5.250	25,000	25,319

	FLORIDA --	9.31%
Aaa/AAA	Dade County, Florida Water & Sewer System - Revenue Bonds		10/01/16	5.375	400,000	413,372
Aaa/AAA	Miami - Dade County, Florida Expressway Authority Toll System - Revenue Bonds, Prerefunded to 07/01/2010 (b)		07/01/29	6.375	400,000	440,180
Aaa/AAA	Miami - Dade County, Florida Solid Waste System - Revenue Bonds		10/01/18	4.750	400,000	410,196
						1,263,748
	HAWAII --	1.99%
Aaa/AAA	Honolulu, Hawaii City & County - General Obligation Bonds Unlimited		07/01/13	5.000	250,000	270,505

	ILLINOIS --	4.72%
Aaa/AAA	Chicago, Illinois - General Obligation Bonds Limited, Unrefunded, Series B		01/01/25	5.125	15,000	15,201
Aaa/AAA	Chicago, Illinois Park District - General Obligation Bonds Unlimited, Series C		01/01/16	4.850	230,000	234,931
Aaa/NR	Rockford, Illinois - General Obligation Bonds Unlimited		12/15/18	4.500	180,000	182,963
Aaa/AAA	State of Illinois - General Obligation Bonds Unlimited		03/01/19	5.000	200,000	207,180
						640,275
	INDIANA --	4.30%
Aaa/AAA	Aurora, Indiana Building Corp. - Revenue Bonds		07/15/13	4.500	405,000	425,789
Aaa/AAA	South Bend, Indiana Building Corp. - Revenue Bonds		02/01/13	4.500	150,000	157,064
						582,853
	LOUISIANA --	8.64%
Aaa/AAA	Louisiana Public Facilities Authority Hospital - Revenue Bonds, Prerefunded, Series C to 07/01/2008 (b)		07/01/19	5.000	335,000	345,690
Aaa/AAA	Louisiana Public Facilities Authority Hospital - Revenue Bonds, Unrefunded, Series C		07/01/19	5.000	65,000	66,607
Aaa/AAA	Monroe, Louisiana Sales and Use Tax - Revenue Bonds		07/01/16	4.000	200,000	202,608
Aaa/AAA	New Orleans, Louisiana Sewer Service - Revenue Bonds		06/01/18	5.000	300,000	307,275
Ba2/BB	Plaquemines, Louisiana Port, Harbor & Terminal District, Marine Terminal Facilities - Revenue Bonds		09/01/07	5.000	250,000	250,152
						1,172,332
	MISSISSIPPI --	3.84%
NR/AAA	Greenville Mississippi Public School District - General Obligation Bonds Unlimited		12/15/11	3.250	205,000	199,998
Aaa/AAA	Mississippi Development Bank Special Obligation Clinton Recreational Facilities & Municipal Building - Revenue Bonds		11/01/10	4.500	310,000	320,335
						520,333
	NEW YORK --	7.95%
Aaa/AAA	New York City, New York - General Obligation Bonds Unlimited, Series J		02/15/07	5.000	5,000	5,015
A1/AA-	New York City, New York - General Obligation Bonds Unlimited, Series J		08/01/18	5.000	200,000	205,518
Aa1/AAA	New York City, New York - Transitional Financial Authority Revenue Bonds, Prerefunded, Series C to 05/01/2009 (b)		05/01/19	5.000	145,000	151,437
Aa1/AAA	New York City, New York - Transitional Financial Authority Revenue Bonds, Unrefunded, Series C		05/01/19	5.000	105,000	109,213
Aaa/AAA	New York State Tollway Authority Highway & Bridge - Revenue Bonds, Series B		04/01/10	3.850	200,000	202,216
Aa2/AAA	Triborough Bridge & Tunnel Authority, New York - Revenue Bonds, General Purpose, Prerefunded, Series B to 01/01/2022 (b)		01/01/27	5.200	350,000	405,860
						1,079,259
	NORTH CAROLINA --	1.52%
Aa1/AAA	North Carolina State - General Obligation Bonds Unlimited		03/01/15	4.000	200,000	206,482

	OHIO --	5.42%
Aaa/AAA	Franklin County, Ohio - General Obligation Bonds Limited, Prerefunded to 12/01/2006 (b)		12/01/08	5.100	300,000	303,012
Aaa/AAA	Franklin County, Ohio - General Obligation Bonds Limited, Prerefunded to 12/01/2011 (b)		12/01/11	5.300	100,000	101,005
Aaa/AAA	Ohio State Department of Administrative Services - Certificate Participation		09/01/15	5.250	300,000	332,052
						736,069
	TEXAS --	35.02%
Aaa/AAA	Aransas County, Texas Correctional Facility Improvements - General Obligation Bonds Limited		02/15/13	3.875	250,000	253,090
Aaa/AAA	Austin, Texas Community College District - Revenue Bonds		02/01/10	4.000	100,000	101,268
Aaa/AAA	Austin, Texas Independent School District - General Obligation Bonds Unlimited, Series A		08/01/12	3.750	150,000	150,909
Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/13	4.125	200,000	204,526
Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/14	4.250	65,000	66,782
Aaa/AAA	Collin County, Texas Community College District, Consolidated Fund - Revenue Bonds		02/01/15	5.250	400,000	401,028
Aaa/AAA	Dallas, Texas Independent School District - General Obligation Bonds Unlimited		02/15/09	4.200	100,000	101,407
Aaa/AAA	El Paso, Texas Public Improvement - General Obligation Bonds Limited		08/15/17	4.000	270,000	271,852
Aaa/AA-	Flower Mound, Texas Refunding and Improvement - General Obligation Bonds Limited, Prerefunded to 03/01/2007 (b)		03/01/17	5.500	190,000	190,920
Aaa/AA-	Flower Mound, Texas Refunding and Improvement - General Obligation Bonds Limited, Unrefunded		03/01/17	5.500	10,000	10,045
Aaa/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Unlimited		02/01/10	4.300	25,000	25,540
Aaa/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Limited		02/01/11	4.375	125,000	128,421
Aaa/AAA	Jefferson County, Texas - Public Improvement Certificates of Obligation, Series B		08/01/16	4.125	255,000	260,103
Aaa/AAA	League City, Texas Public Improvements - General Obligation Bonds Limited		02/15/13	4.750	100,000	105,218
Aaa/AAA	Lubbock County, Texas - General Obligation Bonds Limited		02/15/17	5.500	250,000	274,597
Aaa/AAA	Lubbock, Texas Municipal Drainage Utility - General Obligation Bonds Limited		02/15/14	4.000	250,000	254,082
Aaa/AAA	Mission, Texas Consolidated Independent School District - General Obligation Bonds Unlimited		02/15/18	4.500	200,000	201,320
Aaa/AAA	Montgomery County, Texas Public Improvements - General Obligation Bonds Limited		03/01/12	4.000	250,000	254,497
Aaa/AAA	Rockwall, Texas Waterworks & Sewer - General Obligation Bonds Limited		08/01/11	3.700	115,000	115,466
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Prerefunded to 08/01/2009 (b)		08/01/11	4.400	100,000	102,237
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Unrefunded		08/01/11	4.400	150,000	152,868
Aaa/AAA	San Antonio, Texas River Authority Sewer Refunding and Improvement - Martinez Salatrillo, Revenue Bonds		07/01/12	3.750	100,000	100,549
Aaa/NR	Tarrant County Health Facilities Development Corp. - Health System Revenue Bonds, (Harris Methodist Health System), Series 1994 (c)		09/01/14	6.000	200,000	226,936
Aa1/AA+	Texas A&M University Revenue and Financing System - Revenue Refunding Bonds, Series A		05/15/17	5.000	250,000	267,773
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 07/01/2011 (b)		07/01/13	6.250	45,000	50,058
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2012 (b)		07/01/13	6.250	55,000	61,799
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	62,998
Aaa/AAA	Waco, Texas - General Obligation Bonds Limited		02/01/16	4.000	250,000	252,645
NR/AAA	Wylie, Texas Independent School District - General Obligation Bonds Unlimited		08/15/12	4.375	100,000	103,237
						4,752,171
	UTAH --	0.04%
Aa2/AA	Utah State Housing Financial Agency - Single Family Revenue Bonds (d)		07/01/21	6.000	5,000	5,090

	WASHINGTON --	5.15%
Aaa/AAA	Seattle, Washington Municipal Light & Power - Revenue Bonds, Series B		06/01/24	5.000	100,000	102,593
Aa1/AA	State of Washington - General Obligation Bonds Unlimited, Series B		05/01/18	5.500	300,000	333,354
Aa2/NR	Tumwater, Washington Office Building - Revenue Bonds		07/01/15	5.250	240,000	262,906
						698,853

			TOTAL MUNICIPAL BONDS --	91.34%
				(Cost $12,023,173)		12,394,930

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES --		7.64%
Federal Farm Credit Bank			12/05/06	5.150	300,000	299,828
Federal Home Loan Note			12/01/06	5.160	250,000	250,000
Federal Home Loan Note			12/08/06	5.190	488,000	487,508
						1,037,336
			TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS --	7.64%
				(Cost $1,037,336)		1,037,336

MONEY MARKET FUND					Shares
SM&R Money Market Fund, 4.76% (e)					11,786	11,786

			TOTAL MONEY MARKET FUND --	0.09%
				(Cost $11,786)		11,786

			TOTAL INVESTMENTS --	99.07%
				(Cost $13,072,295)		13,444,052

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.93%		126,033

			TOTAL NET ASSETS --	100.00%		$ 13,570,085

Notes to Schedule of Investments:
(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.

(b) Collateral for these prerefunded bonds are U.S. Government or U.S. Treasury or state or local government securities.

(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.

(d) Security subject to the alternative minimum tax.

(e) The rate quoted is the annualized seven-day yield of the fund at November 30, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Tax Free Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R PRIMARY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2006			(Unaudited)

				Interest/
			Maturity	Stated	Face
			Date	Rate (%)	Amount	Value
COMMERCIAL PAPER

CONSUMER DISCRETIONARY --
Automobiles --		2.90%
DaimlerChrysler NA Hldg			01/02/2007	5.340%	$ 764,000	$ 760,371

Household Durables --		3.59%
Centex Corp.			12/18/06	5.300	941,000	938,641

Multi-line Retail --		3.72%
Wal-Mart Stores Inc.			12/13/06	5.220	975,000	973,299

			TOTAL CONSUMER DISCRETIONARY --	10.21%		2,672,311

CONSUMER STAPLES --		3.61%
Beverages --
Coca-Cola Enterprises Inc.			12/22/06	5.220	947,000	944,113

Food & Drug Retailing --		3.65%
CVS Corp.			12/27/06	5.310	960,000	956,317

Food Staples --		9.83%
General Mills Inc.			12/07/06	5.300	658,000	657,417
Heinz (HJ) Finance Co.			12/19/06	5.330	991,000	988,354
Kraft Foods Inc.			12/01/06	5.290	928,000	928,000
						2,573,771

			TOTAL CONSUMER STAPLES --	17.09%		4,474,201

FINANCIALS --
Diversified Financials --		3.08%
Block Financial Corp.			12/12/06	5.320	807,000	805,683

Insurance --		7.73%
Hartford Financial Services			12/08/06	5.250	1,018,000	1,016,958
St Paul Companies, Inc.			01/08/07	5.290	1,014,000	1,008,336
						2,025,294

			TOTAL FINANCIALS --	10.81%		2,830,977

HEALTH CARE --
Health Care Providers & Services		6.37%
St. Jude Medical			01/03/07	5.300	959,000	954,340
Wellpoint Inc.			12/14/06	5.300	715,000	713,628
						1,667,968

			TOTAL HEALTH CARE --	6.37%		1,667,968

INFORMATION TECHNOLOGY --
Computers & Peripherals --		3.19%
Hewlett - Packard Co.			12/21/2006	5.250	838,000	835,549

			TOTAL INFORMATION TECHNOLOGY --	3.19%		835,549

MATERIALS --		3.80%
Metals & Mining --
Aluminum Company of America			12/11/06	5.270	996,000	994,537

			TOTAL MATERIALS --	3.80%		994,537

UTILITIES --
Electric Utilities --		13.32%
Dominion Resources			12/20/06	5.310	1,248,000	1,244,497
Idacorp Inc.			12/05/06	5.300	1,238,000	1,237,268
PacifiCorp			12/04/06	5.300	1,005,000	1,004,554
						3,486,319
Gas Utilities --		7.22%
Consolidated Natural Gas Co.			12/15/06	5.320	1,116,000	1,113,686
Laclede Gas Co.			12/06/06	5.270	778,000	777,429
						1,891,115

			TOTAL UTILITIES --	20.54%		5,377,434

			TOTAL COMMERCIAL PAPER --	72.01%
				(Cost $18,852,977)		18,852,977

U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES

U S Government Agency Securities --		22.87%
Federal Home Loan Bank (a)			12/27/06	5.000	1,000,000	999,558
Federal Home Loan Bank (a)			12/29/06	4.700	500,000	499,775
Federal Home Loan Bank (a)			01/29/07	5.050	1,000,000	999,511
Federal Home Loan Bank (a)			03/01/07	4.875	1,000,000	999,091
Federal Home Loan Bank (a)			04/25/07	4.000	1,000,000	995,138
Federal Home Loan Bank (a)			06/21/07	3.870	500,000	496,422
Federal Home Loan Mortgage Corp. (a)			03/30/07	5.050	1,000,000	999,010
						5,988,505
U S Government Securities --		4.14%
U S Treasury Bond			02/15/29	5.250	1,000,000	1,082,734

			TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES --	27.01%
				(Cost $6,887,551)		7,071,239

			TOTAL INVESTMENTS --	99.02%
				(Cost $25,740,528)		25,924,216

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.98%		256,915

			TOTAL NET ASSETS --	100.00%		$ 26,181,131

Notes to Schedule of Investments:
(a) Long term obligations that will mature in less than one year.

See notes to schedule of quarterly portfolio holdings.

SM&R MONEY MARKET FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2006			(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
COMMERCIAL PAPER			Date	Rate (%)	Amount

FINANCIALS --
Diversified Financials --		4.66%
AIG Funding Inc.			12/15/06	5.210	$ 4,794,000	$ 4,784,256

UTILITIES --
Electric --		3.63%
FPL Fuels Inc.			12/29/06	5.250	3,742,000	3,726,718

Gas --		3.93%
New Jersey Natural Gas Co.			12/07/06	5.220	4,044,000	4,040,475

			TOTAL COMMERCIAL PAPER --	12.22%
				(Cost $12,551,449)		12,551,449
U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES --		88.23%
Federal Home Loan Bank			12/04/06	5.140	7,873,000	7,869,622
Federal Home Loan Bank			12/06/06	5.150	6,523,000	6,518,319
Federal Home Loan Bank			12/08/06	5.152	8,645,000	8,636,313
Federal Home Loan Bank			12/13/06	5.160	7,261,000	7,248,482
Federal Home Loan Bank			12/14/06	5.150	9,160,000	9,142,960
Federal Home Loan Bank			12/20/06	5.180	6,667,000	6,648,763
Federal Home Loan Mortgage Corp.			12/05/06	5.145	7,074,000	7,069,942
Federal Home Loan Mortgage Corp.			12/12/06	5.150	7,326,000	7,314,444
Federal Home Loan Mortgage Corp.			12/18/06	5.170	3,661,000	3,652,050
Federal Home Loan Mortgage Corp.			12/19/06	5.190	7,447,000	7,427,667
Federal National Mortgage Assoc.			12/01/06	5.100	8,886,000	8,886,000
Federal National Mortgage Assoc.			12/11/06	5.120	5,764,000	5,755,785
Federal National Mortgage Assoc.			12/27/06	5.150	4,487,000	4,470,268
						90,640,615
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	88.23%
				(Cost $90,640,615)		90,640,615

			TOTAL INVESTMENTS --	100.45%
				(Cost $103,192,064)		103,192,064

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.45)%		(463,305)

			TOTAL NET ASSETS --	100.00%		$ 102,728,759

See notes to schedule of quarterly portfolio holdings.

SM&R INVESTMENTS, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Alger Technology Fund ("Alger Technology Fund"), SM&R Alger Aggressive Growth Fund ("Alger Aggressive Growth Fund"), SM&R Alger Small-Cap Fund ("Alger Small-Cap Fund"), SM&R Alger Growth Fund ("Alger Growth Fund"), SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, Alger Growth Fund, Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the net asset value per share.

Security Transactions and Related Investment Income:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

NOTE 2 - INVESTMENTS INTO AFFILIATED MONEY MARKET FUND

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the eleven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the quarter ended November 30, 2006 were:

Purchases						$ 5,073,199
Sales						$ 5,063,194

NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Aggregate purchases and sales of investments for the quarter ended November 30, 2006, other than commercial paper, were as follows:

					Purchases	Sales
Alger Technology Fund					$ 627,936	$ 611,183
Alger Aggressive Growth Fund					$ 1,744,418	$ 1,776,193
Alger Small-Cap Fund					$ 875,940	$ 698,521
Alger Growth Fund					$ 2,932,735	$ 3,037,301
Growth Fund					$ 19,759,276	$ 20,021,278
Equity Income Fund					$ 2,651,604	$ 4,644,215
Balanced Fund					$ 522,616	$ 676,588
Government Bond Fund					$ 6,473,792	$ 6,466,460
Tax Free Fund					$ -	$ 454,500
Primary Fund					$ -	$ 360,601

Gross unrealized appreciation and depreciation as of November 30, 2006, based on the cost for federal income tax purposes is as follows:

						Net Appreciation
			Cost	Appreciation	Depreciation	(Depreciation)
Alger Technology Fund			$ 1,170,714	$ 258,795	$ 13,955	$ 244,840
Alger Aggressive Growth Fund			$ 2,724,826	$ 330,491	$ 38,361	$ 292,130
Alger Small-Cap Fund			$ 3,198,518	$ 716,906	$ 37,374	$ 679,532
Alger Growth Fund			$ 2,999,346	$ 277,234	$ 6,317	$ 270,917
Growth Fund			$ 89,521,846	$ 20,198,619	$ 1,110,428	$ 19,088,191
Equity Income Fund			$ 85,827,915	$ 28,214,889	$ 2,869,167	$ 25,345,722
Balanced Fund			$ 26,090,865	$ 5,101,553	$ 510,161	$ 4,591,392
Government Bond Fund			$ 28,009,387	$ 284,319	$ 181,189	$ 103,130
Tax Free Fund			$ 13,072,295	$ 394,611	$ 22,854	$ 371,757
Primary Fund			$ 25,740,528	$ 189,828	$ 6,140	$ 183,688

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.